Income Taxes - Tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings (loss) before income taxes and non-controlling interest	$ 135,018	$ 39,929
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense (recovery)	$ 36,320	$ 10,741
Increase Decrease In Taxes Abstract
Difference between Canadian rates and rates applicable to subsidiaries in other countries	5,558	(78,138)
Change in unrecognized deferred tax assets	19,646	18,027
Share-based compensation plans	1,146	1,292
Change in tax provision related to transfer pricing	0	(61,000)
Non-deductible (non-taxable) capital amounts	0	(13,249)
Income in equity-accounted investee	(12,074)	0
Change in uncertain tax positions	2,572	(3,517)
Other permanent differences	7,909	(462)
Income tax expense (recovery)	$ 61,077	$ (126,306)